Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	55 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000232090
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent		2.26%	(1.60%)
C000232088
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent		2.98%	(1.81%)
Without Sales Load [Member] | C000232090
Average Annual Return [Line Items]
Average Annual Return, Percent		4.75%	(1.07%)
Without Sales Load [Member] | C000232088
Average Annual Return [Line Items]
Average Annual Return, Percent		3.98%	(1.81%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	0.18%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	0.18%